Other receivables and prepayments (Tables)	12 Months Ended
Dec. 31, 2021
Other receivables and prepayments
Other receivables and prepayments

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Deposits	7,603	7,344
Prepayment for goods and service	27,568	59,058
Prepayment for rental expenses	694	536
Others	7,032	31,431
	42,897	98,369
Less: loss allowance	(477)	(474)
	42,420	97,895